Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Business

SharpLink, Inc. (SharpLink or the Company) was incorporated in February 2019 in Minnesota. The Company develops software to engage the end users of sports media content in a variety of different ways, including providing games and contests primarily on a software-as-a-service (SaaS) basis, with the occasional licensing agreement to develop software. SharpLink is also developing lead generation software that connects sports media consumers to legal sports wagering operators in the United States.

The Company is majority owned by SportsHub Games Network (Parent). The Parent owns 83% of the outstanding common stock in the Company as of December 31, 2020.

Merger

On November 1, 2020, the Company entered into a Contribution Agreement with the Parent that contributed certain assets and liabilities to the Parent's newly formed, wholly owned subsidiary, Sports Technologies, LLC (STI). Following this contribution, STI merged into the Company's wholly owned subsidiary, ST Acquisitions, LLC, in a reverse triangular merger under which STI remains as the surviving subsidiary to the Company. As consideration in exchange for the merger, the Company issued 4,061,141 shares of SharpLink, Inc. common stock to Parent.

The assets and liabilities contributed to STI previously operated as a division of the Parent. Divisional equity represents the net assets of this division prior to merger. The Company has accounted for the operations of STI beginning January 1, 2019, due to the common control nature of the merger.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SharpLink, which is developing the lead generation software for online sports gambling sites, and its wholly owned subsidiary, STI, which operates the SaaS and software licensing business.

All significant inter-company balances and transactions have been eliminated in consolidation.

Concentrations of Credit Risk

The Company maintains its cash accounts in financial institutions, the balances of which are periodically in excess of federally insured limits.

Receivables and Credit Policy

Accounts receivable are recorded at their estimated net realizable value, net of an allowance for doubtful accounts. The Company has determined, based upon historical experience, its evaluation of the current status of receivables, and unusual circumstances, there is no need for an allowance for doubtful accounts. Credit terms are extended to customers in the normal course of business. The Company performs ongoing credit evaluations of its customers' financial conditions and generally requires no collateral.

Equipment

Equipment is recorded at cost. Expenditures for renewals and improvements that significantly add to the productivity capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the accounts and the resultant gain or loss is reflected in income.

Depreciation is provided using the straight-line method, based on useful lives of the assets which ranges from three to seven years. Depreciation expense for the years ended December 31, 2020 and 2019, was $20,331 and $15,952, respectively.

Intangible Assets

Intangible assets consist of internally developed software, customer relationships, and acquired technology and are carried at cost less accumulated amortization. The Company amortizes the cost of identifiable intangible assets on a straight-line basis over the expected period of benefit, which ranges from three to seven years.

Costs associated with internally developed software are expensed as incurred unless they meet generally accepted accounting criteria for deferral and subsequent amortization. Software development costs incurred prior to the application development stage are expensed as incurred. For costs that are capitalized, the subsequent amortization is the straight-line method over the remaining economic life of the product, which is estimated to be five years. The Company begins amortizing the asset and subsequent enhancements once the software is ready for its intended use. The Company reassesses whether it has met the relevant criteria for deferral and amortization at each reporting date. The Company capitalized $292,229 and $173,710 of costs in the development of its software for the years ended December 31, 2020 and 2019, respectively.

Long-Lived Assets

The Company reviews the carrying value of its equipment and intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimate future cash flows expected to result from its use and eventual disposition. In cases where undiscounted cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment there was no triggering events to assess for impairment for the years ended December 31, 2020 and 2019.

Goodwill

The Company records goodwill when consideration paid in an acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company has determined that there are two reporting units for the purpose of goodwill impairment tests, though only one reporting unit contains goodwill.

For purposes of assessing the impairment of goodwill, the Company annually, at its fiscal year end, estimates the fair value of the reporting unit and compares this amount to the carrying value of the reporting unit. The Company determines the fair value of its reporting units by utilizing market multiples from guideline public companies and other factors that it believes marketplace participants would utilize. If the Company determines that the carrying value of the reporting unit exceeds its fair value, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value. As of December 31, 2020 and 2019, the Company completed its annual impairment test of goodwill. Based upon that evaluation, the Company determined that its goodwill was not impaired.

Leases

The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

For leases with terms greater than 12 months, the right-of-use (ROU) assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial measurement of the operating lease ROU assets also includes any prepaid lease payments and are reduced by any previously accrued deferred rent. The Company's lease does not provide a readily determinable implicit rate; therefore, the Company uses its incremental borrowing rate to discount the lease payments based on the information available at commencement date. The Company's lease does not include a fixed rental escalation clause. Lease terms include an option to extend or terminate the lease when it is reasonably certain that such option will be exercised. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities, net operating losses, and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes and includes removal of certain exceptions to the general principles of ASC 740, Income Taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. ASU 2019-12 is effective for the Company beginning on January 1, 2021. The Company has early adopted this standard as of January 1, 2020, and it did not have a material impact on the Company's consolidated financial statements or footnote disclosures.

Revenue Recognition

The Company enters into contracts for the development, hosting, operations, maintenance, and service of games and contests that are hosted by the Company and accessed through the customer's website or other electronic media. This generally results in revenue from developing, hosting, and maintaining software for customers (cloud-hosted SaaS) or licensing revenue for the development of software.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time.

Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services. The Company's performance obligations are satisfied either over time (for cloud-hosted SaaS) or at a point in time (for software licenses), see Note 2.

Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company's sales transactions are included in revenues and the associated costs are included in cost of revenues.

Transactions with Parent

Distributions

The Parent has historically paid direct expenses incurred by STI, which includes salaries and related expense for the employees of STI. The Parent collects cash on behalf of STI's revenue generating activities. The excess of revenue collected by the Parent over the expenses paid by the Parent is recorded as a distribution to the Parent. Distribution per share has been excluded from disclosure within the Consolidated Statement of Stockholders' Equity as only the Parent received the distribution.

Due to Parent

Since the merger of STI and SharpLink on November 1, 2020, the Company has generated a payable to the Parent for expenses paid on behalf of STI in excess of cash collected by the Parent on behalf of STI's revenue generating activities.

Advance to Parent

In October 2019, SharpLink advanced $227,807 to the Parent as a prepayment for expenses to be paid by the Parent which were to be allocable to SharpLink. As of December 31, 2020 and 2019, the balance remaining on the advance was $0 and $124,563, respectively.

Allocation of Expenses

The Company was allocated cost of revenue, selling, general, and administrative expenses totaling $2,211,303 and $2,297,723 in the years ended December 31, 2020 and 2019, respectively, for costs incurred by the Parent that were clearly applicable to the current and future revenue producing activities of the Company. Management has allocated these expenses using judgement based on the most reasonable method for the type of expense. Allocation methods were based on headcount, budgeting, salaries expense, and revenue depending on the expense.

Stock-Based Compensation

Stock-based compensation expense reflects the fair value of stock-based awards measured at the grant date and recognized over the relevant vesting period. The Company estimates the fair value of each stock-based award on the measurement date using the Black-Scholes option valuation model which incorporates assumptions as to stock price volatility, the expected life of the options, risk-free interest rate, and dividend yield.

Stock Subscriptions

The Company issued stock subscriptions in December 2019 for 65,266 shares of common stock for $130,532, of which 50,000 shares were issued to a related party, as of December 31, 2019. Stock subscriptions represent consideration that has not been paid to the Company based on the subscription price agreed to between the shareholder and the Company related to the purchase of shares. The stock subscriptions for 2019 were collected in January 2020. In 2020, the Company issued 2,633 shares of common stock for $5,266 with no stated payment date. Accordingly, these subscriptions have been classified as a contra-account to stockholders' equity.

Convertible Notes

The Company issued $1,882,500 in convertible notes in 2019 to individual shareholders. The convertible notes carried an annual interest rate of 4% and were scheduled to automatically convert into common stock on January 1, 2020, at $2 per share. All of the notes were redeemed or converted into common stock in 2019.

Redeemable Preferred Stock Issued with a Commitment Fee

The Company considers guidance within ASC 470-20, Debt (ASC 470), ASC 480, and ASC 815 when accounting for a redeemable equity instrument issued with a freestanding-instruments (e.g. commitment fee), such as in the December 2020 preferred stock issuance (First Tranche) and the second issuance upon the date the common stock is listed or quoted on any trading market (Going Public Transaction) (Second Tranche). In circumstances in which redeemable convertible preferred stock is issued with a commitment fee, the proceeds from the issuance of the convertible preferred stock are first allocated to the commitment fee at its full estimated fair value.

Commitment Fee

The Company accounts for the commitment fee as either equity instrument, liability, or derivative liability in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480) and/or ASC 815, Derivatives and Hedging (ASC 815), depending on the specific terms of the agreement. The commitment fee, which requires the Company to issue common shares equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company's issued and outstanding capital immediately following the Second Tranche, may require the Company to transfer a variable number of shares outside of its control, is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. Changes in the estimated fair value of liability-classified instruments are immaterial for the year ended December 31, 2020.

Net loss per share

Basic net loss per share is calculated by dividing net loss available to common stockholders adjusted for preferred stock discount accretion and dividends accrued on preferred stock by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted net loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Fair Value Measurements

The Company has determined the fair value of certain assets and liabilities in accordance with generally accepted accounting principles, which provides a framework for measuring fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

A fair value hierarchy has been established, which prioritizes the valuation inputs into three broad levels. Level 1 inputs consist of quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset or liability. Level 3 inputs are unobservable inputs related to the asset or liability.

Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Paycheck Protection Program (PPP) Loan

The Company was granted a $46,500 loan on April 15, 2020, under the PPP administered by the Small Business Administration (SBA) approved partner. Management determined that the Company was eligible to receive the loan due to the size of the Company, its immediate financial need, and access to other capital resources at the time of the funding. The loan was uncollateralized and fully guaranteed by the Federal government. It carried an interest rate of 1%, payments of $2,478 were scheduled to begin on October 20, 2020, and the loan matures on April 20, 2022. The Company initially recorded a note payable and subsequently recorded forgiveness when the loan obligation was legally released by the SBA on December 7, 2020. The Company may be audited by the SBA for a period of up to six years after the date it was forgiven to determine whether the Company met the qualifications for the loan. The Company recognized $46,500 of loan forgiveness income within other income and expense on the consolidated statement of operations for the year ended December 31, 2020.

Recently Issued Accounting Pronouncements Not Yet Adopted

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (ASC 326), which replaces the existing incurred loss model with a current expected credit loss (CECL) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward-looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023, and does not expect ASC 326 to have a material impact on its consolidated financial statements.

Revision of Prior Consolidated Statements of Shareholders' Equity and Cash Flows

The Company identified an omission of a prepaid stock issuance transaction between the Company and a related party investor during the year ended December 31, 2020. The Company evaluated the materiality of the omission and concluded it was not material to previously issued consolidated financial statements. The Company revised its Statement of Shareholders' Equity and Statement of Cash Flows for the year ended December 31, 2020 by increasing additional paid-in capital and net cash from financing activities by $750,000 to reflect the proceeds received and by decreasing additional paid-in capital and net cash from financing activities by $750,000 to reflect the repayment of the prepaid stock issuance. The net effect to net cash from financing activities and additional paid-in capital was zero for the year ended December 31, 2020. The omission had no impact on the Consolidated Balance Sheet and Consolidated Statement of Operations. The Company included additional disclosure regarding the transaction in Note 4, Related Party Transactions.